Basis of Presentation and General Information - Vessel Owning Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2015
Clean Energy
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	March 2007
Year Built	2007
Cbm Capacity	149,700
Ob River
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	July 2007
Year Built	2007
Cbm Capacity	149,700
Amur River (renamed from Clean Force)
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	January 2008
Year Built	2008
Cbm Capacity	149,700
Arctic Aurora
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	June 2014
Year Built	2013
Cbm Capacity	155,000
Yenisei River
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	September 2014
Year Built	2013
Cbm Capacity	155,000
Lena River
Property, Plant and Equipment [Line Items]
Delivery Date to Partnership	December 2015
Year Built	2013
Cbm Capacity	155,000